Geographic information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of lease revenues by individual countries
The following table presents (i) the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year presented; and (ii) the percentage of lease revenue attributable to Ireland, our country of domicile, based on each lessee’s principal place of business, for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018		2017		2016
	Amount	%	Amount	%	Amount	%
China (a)	$639,316	14.1%	$648,343	13.8%	$669,859	13.8%
United States	528,687	11.6%	568,999	12.1%	535,526	11.0%
Ireland	184,916	4.1%	120,500	2.6%	117,259	2.4%
Other countries (b)	3,184,174	70.2%	3,375,960	71.5%	3,544,979	72.8%
Total	$4,537,093	100.0%	$4,713,802	100.0%	$4,867,623	100.0%

(a)	Includes mainland China, Hong Kong and Macau.

(b)	No individual country within this category accounts for more than 10% of our lease revenue.

Schedule of long-lived assets by individual countries
The following table presents (i) the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, net investment in finance and sales-type leases and maintenance rights assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year presented; and (ii) the percentage of long-lived assets attributable to Ireland, our country of domicile, based on each lessee’s principal place of business, as of December 31, 2018 and 2017:

	As of December 31,
	2018		2017
	Amount	%	Amount	%
China (a)	$7,639,347	20.5%	$5,218,057	14.7%
United States	4,381,348	11.8%	4,816,416	13.6%
Ireland	1,606,918	4.3%	1,141,992	3.2%
Other countries (b)	23,627,529	63.4%	24,231,703	68.5%
Total	$37,255,142	100.0%	$35,408,168	100.0%

(a)	Includes mainland China, Hong Kong and Macau.

(b)	No individual country within this category accounts for more than 10% of our long-lived assets.